CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities:
Net income/(loss)	$ 33,718	$ (38,570)	$ (49,056)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	97,938	95,349	94,340
Amortization of deferred dry-docking costs	4,953	5,064	4,910
Amortization of loan fees	1,245	1,101	946
Stock compensation expense	142	469	730
Change in fair value of derivative instruments	4,984	(6,021)	(2,832)
Gain on sale of marketable securities	0	(89)	(95)
Loss on sale of vessels	0	0	1,879
Vessel impairment charge	0	28,290	13,567
Payments for dry-docking	(6,055)	(5,680)	(7,566)
(Increase)/Decrease in:
Receivables	(15,948)	5,269	(8,874)
Inventories	3,719	(5,304)	5,479
Prepaid insurance and other	(49)	1,214	1,804
Increase/(Decrease) in:
Payables	(16,061)	22,265	12,214
Accrued liabilities	2,502	5,459	(4,022)
Unearned revenue	(4,117)	9,107	(2,562)
Net Cash provided by Operating Activities	106,971	117,923	60,862
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisitions	(130,436)	(37,182)	(81,848)
Vessel acquisitions and/or improvements	(123,871)	(108,840)	(2,454)
Proceeds from sale of marketable securities	0	1,585	1,098
Proceeds from sale of vessels	0	0	40,219
Net Cash used in Investing Activities	(254,307)	(144,437)	(42,985)
Cash Flows from Financing Activities:
Proceeds from long-term debt	158,533	110,000	83,558
Financing costs	(2,998)	(1,067)	(1,550)
Payments of long-term debt	(120,495)	(172,129)	(156,794)
(Increase)/Decrease in restricted cash	(2,807)	6,665	(10,208)
Proceeds from stock issuance program, net	176,400	7,045	62,329
Proceeds from preferred stock issuance, net	0	94,358	0
Cash dividend	(21,427)	(10,418)	(26,623)
Capital contribution from noncontrolling interest owners to subsidiary	0	10,000	0
Net Cash provided by/(used in) Financing Activities	187,206	44,454	(49,288)
Net increase/(decrease) in cash and cash equivalents	39,870	17,940	(31,411)
Cash and cash equivalents at beginning of period	162,237	144,297	175,708
Cash and cash equivalents at end of period	202,107	162,237	144,297
Interest paid
Cash paid for interest, net of amounts capitalized	$ 34,390	$ 44,057	$ 57,323